Document and Entity Information	12 Months Ended
Sep. 29, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	TE CONNECTIVITY LTD.
Entity Central Index Key	0001385157
Amendment Flag	false